Annual Total Returns- Thrivent Income Fund (Class S) [BarChart] - Class S - Thrivent Income Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.84%	11.36%	(0.01%)	6.86%	(0.65%)	6.25%	6.25%	(2.31%)	13.54%	11.92%